Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,033,763	$ 848,028	$ 1,206,371
Impairment loss	$ 20,116	$ 128,869